SHARE BASED PAYMENTS - Unvested Option Activity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Shares
Number of non-vested options, beginning of period (in shares) | shares		488,750
Exercised during the year (in shares) | shares		75,250
Number of non-vested options, end of period (in shares) | shares	413,500	413,500
Number of exercisable options (in shares) | shares	142,000	142,000
Weighted average exercise price per share ($)
Price of non-vested options, beginning of period (in dollars per share) | $ / shares		$ 12.87
Price of exercised options (in dollars per share) | $ / shares		8.45
Price of non-vested options, end of period (in dollars per share) | $ / shares	$ 9.85	9.85
Price of exercisable options (in dollars per share) | $ / shares	$ 8.57	$ 8.57
Weighted average remaining contractual term (years)
Weighted average remaining contractual term	2 years 9 months 18 days
Weighted average remaining contractual term, end of period	2 years 8 months 12 days
Aggregate intrinsic value, non-vested stock options | $	$ 7,945	$ 7,945
Aggregate intrinsic value, exercisable stock options | $	$ 2,910	$ 2,910